Note 4 - Acquisitions - Ownership of acquired entities at the time of Acquisition (Details)	May 31, 2023
F A V O Group L L C Vincent [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Percentage	6500.00%
F A V O Group L L C Shaun [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Percentage	3500.00%
F A V O Group Human Resources Shaun [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Percentage	100.00%
F A V O Group Human Resources Favo Group L L C [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Percentage	9900.00%
F A V O Funding L L C Vincent [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Percentage	6500.00%
F A V O Funding L L C Shaun [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Percentage	3500.00%
Honeycomb Sub Fund Vincent [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Percentage	6500.00%
Honeycomb Sub Fund Shaun [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Percentage	3500.00%
Fore Funding Vincent [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Percentage	6500.00%
Fore Funding Shaun [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Percentage	3500.00%
Fore Funding C A Vincent [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Percentage	6500.00%
Fore Funding C A Shaun [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Percentage	3500.00%
Favo Funding C A Vincent [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Percentage	6500.00%
Favo Funding C A Shaun [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Percentage	3500.00%